Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total prepaid expenses and other current assets	$ 1,450	$ 2,200
Graphite Bio, Inc.
Property, Plant and Equipment [Line Items]
Advances to suppliers	0	2,486
Prepaid insurance	780	1,343
Other prepaid expenses	1,380	3,307
Total prepaid expenses and other current assets	$ 2,160	$ 7,136